Invesco
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046-1173

713 626 1919 www.invesco.com/us

February 27, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK 0000826644

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses and Statements of Additional Information relating to the Class A, Class B, Class C, Class R, Class R5, Class R6, Class Y and Investor Class shares, as applicable, of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Equity Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco Global Health Care Fund, Invesco Global Markets Strategy Fund, Invesco International Total Return Fund, Invesco Pacific Growth Fund, Invesco Premium Income Fund and Invesco Select Companies Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 138 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 138 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 26, 2014.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-4713.

Very truly yours,

/s/ Seba Kurian

Seba Kurian

Counsel